Selected Operating Expenses and Additional Information (Tables)	12 Months Ended
Dec. 31, 2018
Compensation Related Costs [Abstract]
Personnel Expenses for All Payroll Employees
Personnel expenses for all payroll employees were:

Year ended December 31	2016	2017	2018
(in millions)	EUR	EUR	EUR

Wages and salaries	1,279.6	1,492.8	1,777.9
Social security expenses	103.8	119.6	146.3
Pension and retirement expenses	85.7	100.8	122.0
Share-based payments	47.7	53.1	46.3
Personnel expenses	1,516.8	1,766.3	2,092.5

Total Number of Payroll and Temporary Personnel Employed in FTE's Per Sector
The total number of payroll and temporary employees as of December 31 in FTEs per sector was:

As of December 31	2016	2017	2018
(in FTE)

Customer Support	4,210	5,051	5,674
SG&A	1,561	1,701	2,260
Manufacturing & Logistics	4,443	5,112	6,046
R&D	6,433	7,352	9,267
Total	16,647	19,216	23,247
Less: Temporary employees	2,656	2,997	3,203
Payroll employees	13,991	16,219	20,044